Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 395,460,000.00
Total Fee Amount	54,613.03
Total Offset Amount	0.00
Net Fee	$ 54,613.03
Offering Table N/A
Offset Table N/A	N/A